Note 5 - Stockholders' Equity	9 Months Ended
Sep. 30, 2023
Notes to Financial Statements
Equity [Text Block]
5.	Stockholders’ Equity

Common Stock Transactions

During March, August and September 2023 we issued 108,696, 178,253 and 73,385 shares of our common stock, respectively, pursuant to professional services and consulting agreements.

Stock Options

We have stock-based incentive plans (the “Plans”) pursuant to which our Board of Directors may grant stock options and other stock-based awards to our employees, directors and consultants. During the nine months ended September 30, 2023, 40,000 stock options were cancelled and there were no new grants of stock options or other transactions related to the Plans. As of September 30, 2023, there are 2,018,800 stock options outstanding, with a weighted-average exercise price of $1.89 per share and a weighted-average remaining contractual term of 7.5 years. Including the outstanding stock options, a total of 5,018,800 shares of our common stock are reserved for future issuance pursuant to the Plans.

Stock Purchase Warrants

We have issued stock purchase warrants in connection with past financing and licensing transactions. On December 2, 2023, we entered into a common stock warrant exercise inducement offer letter (the “Inducement Letter”) with the holder (the “Holder”) of existing warrants to purchase shares of the Company’s common stock at an exercise price of $3.26 per share, issued on January 19, 2022 and warrants to purchase shares of the Company’s common stock at an exercise price of $1.65 per share issued on May 27, 2022 (together, the “Existing Warrants”), pursuant to which the Holder agreed to exercise for cash its Existing Warrants to purchase an aggregate of 10,567,484 shares of the Company’s common stock, at a reduced exercised price of $0.414 per share, in consideration for the Company’s agreement to issue new warrants (the “2023 Common Warrant”) to purchase up to 21,134,968 shares of the Company’s common stock (the “2023 Warrant Shares”) with an exercise price of $0.414 per share, exercisable at any on or after six months from the date of issuance and will expire five and one-half (5 ½) years following the date of issuance.